Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
First Eagle Overseas Variable Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]	37.47%	9.02%	7.61%
MSCI EAFE Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%

[1]	Performance data quoted herein does not reflect charges imposed by Variable Contracts issued by the life insurance companies through which the Fund is offered. If those account-level fees and expenses were reflected, performance would be lower.